UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Item 1.                      Reports to Stockholders.

ENGEX, Inc.

FINANCIAL STATEMENTS
And
SEMI-ANNUAL REPORT

March 31, 2010

ENGEX, INC. is listed on the

American Stock Exchange (NYSE Amex)
Symbol - EGX

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010
(UNAUDITED)

Assets:

Investment in securities at market value (identified cost, $8,501,317) (Notes 1(a) (b) and 4)	$5,347,779

Private investments at fair value (identified cost, $2,903,975) (Notes 1(a) (b) and 4)	757,721

Cash and cash equivalents	82,168

Other assets	13,751

TOTAL ASSETS	$6,201,419

Liabilities:

Accounts payable and accrued expenses	80,976

TOTAL LIABILITIES	80,976

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$6,120,443

NET ASSET VALUE PER SHARE	$3.76

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued – 1,626,938 shares	162,693

Additional paid-in capital (Note 2)	16,497,230

Unrealized depreciation on investments	(5,299,792)

Cumulative net realized loss from investment transactions	(2,970,493)

Undistributed net investment loss	(2,269,195)

NET ASSETS	$6,120,443

The accompanying notes are an integral part of this statement.

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2010
(UNAUDITED)

	Number of Shares			Market Value

COMMON STOCK (87.4%) (a)

Biotechnology (77.7%) (a)

Enzo Biochem, Inc.*	698,596	Shares	$4,205,548
Keryx Biopharmaceutical*	85,500	Shares	234,270
MiMedx, Inc. *(b)	282,342	Shares	313,964	$4,753,782

Technology (0.0%) (a)

Silverstar Holdings Ltd.*	51,600	Shares		93

Gaming Industry (0.9%) (a)

American Vantage Company (b)*	474,500	Shares		53,144

Education (8.8%) (a)

Bridgepoint Education*	22,000	Shares		540,760

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST, $8,501,317)				$5,347,779

PRIVATE INVESTMENTS* (12.4%) (a)

LifeSync Holdings, Inc. (c)	4,675	Shares		0
Corente, Inc. (c)	11,793	Shares		0
Surgivision Series A Pfd (c)	300,000	Shares		450,000
GFK AG 3rd Closing Price Receivable (c)				307,721

TOTAL PRIVATE INVESTMENTS (12.4%) (a)

(IDENTIFIED COST, $2,903,975)				$757,721

*Non income-producing securities
(a) The percentage shown for each investment category in the Portfolio of Investments is based on net assets
(b) Level 2 investments
(c)  Level 3 investments

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2010
(UNAUDITED)

INVESTMENT INCOME:

Money market dividends		$138

Expenses:

Professional fees	81,655

Insurance	6,640

Custodian and transfer agent fees	21,592

Other state and local taxes	7,667

Directors’ fees and expenses	10,500

Shareholders’ reports and printing	6,250

Miscellaneous	2,779

Total Expenses		(137,083)
INVESTMENT LOSS BEFORE INCOME TAXES		(136,945)

INCOME TAX EXPENSE		3,206

NET INVESTMENT LOSS		(140,151)

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:

NET REALIZED GAIN FROM DISCOUNT AMORTIZATION ON PRIVATE INVESTMENT		5,234

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS		(320,922)

NET DECREASE IN INVESTMENTS		(315,688)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$(455,839)

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31,
(UNAUDITED)

	2010	2009
Increase (decrease) in net assets from operations:

Investment loss – net	$(140,151)	$(159,565)

Net realized gain on securities transactions	-	195,253
Net realized gain from discount amortization on private investment	5,234	2,155

Change in unrealized depreciation on investments	(320,922)	(5,400,560)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(455,839)	(5,362,717)

ASSETS CONTRIBUTED BY SHAREHOLDERS	320,761	962,758

NET DECREASE IN NET ASSETS	(135,078)	(4,399,959)

NET ASSETS – BEGINNING OF PERIOD	6,255,521	7,704,867

NET ASSETS – END OF PERIOD	$6,120,443	$3,304,908

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2010
(UNAUDITED)

Cash flows provided by operating activities

Net Investment – loss	$(140,151)

Net realized and unrealized loss on investments	(320,922)
Net decrease in net assets resulting from operations	(461,073)

Adjustments to reconcile net decrease in net assets to net cash used in operating activities:

Change in operating assets:

Securities owned	320,922
Other assets	(7,188)

Change in operating liabilities:

Accounts payable and accrued expenses	(60,526)

Net cash used in operating activities Cash – beginning of period	(207,865) 290,033
Cash – end of period	82,168

Supplement disclosure of cash flow information:

Noncash operating activity – amortization of discount on private investment Noncash financing activity – securities contributed as capital	$5,234 $320,761

The accompanying notes are an integral part of this statement.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is to seek a high total return consisting primarily of realized and unrealized gains on its equity investments. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income, if any and distributions to stockholders are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Investments in securities that are traded on any U.S. stock exchange are generally valued pursuant to the last available quoted sale price for the respective reporting period’s valuation date.  In certain cases, securities traded on the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued at the last reported bid price, subject to a discount of 20% to reflect illiquidity and other deterrents to disposition value

When market quotations are not readily available with respect to the Fund’s Private Investments, such securities are valued, as determined in good faith by management in conformity with Guidelines (“Guidelines”) adopted by and subject to review of the Board of Directors.  While no single standard applies in the determination of the fair value of such securities, the Guidelines take into account the relevant factors and surrounding circumstances deemed prudent and appropriate.  Samples of such determinants, are set forth below:
•	The historical nature and pricing experience of security, or securities, if available
•	Current existence of any dealer quotations for security, or securities;
•	Internal compilation and review alternative valuation methodologies pursuant to information made available by the Private Investment company’s management;

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  The significant estimates included in these financial statements include the valuation of the private investments (Level 3 inputs), and the ability of the entity to meet certain continuing listing requirements and its ability to continue as a going concern, with both predicated on the Chairman of the Fund’s continued commitment to finance deficit operations and contribute additional cash or other qualifying assets to maintain net asset or other financial threshold listing requirements. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”), which is wholly owned by the Chairman of the Fund.  Certain officers of Advisors are also officers of the Fund.  Under this Agreement, Advisors will serve as an investment adviser of the Fund for a fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.    On January 7, 2010, the Directors of the Fund met and voted to approve the continuation of the Agreement until the next annual meeting of the Directors, or approximately through January 2011. Simultaneously, Advisors agreed to extend the waiver of its management fee until further notice. Advisors had previously agreed to waive its management fee through September 30, 2010.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Without the waiver of the management fee, the Fund’s net investment loss for the six months ended March 31, 2010 would have been approximately $27,000 greater, or a 5.92% increase over the loss as reported, which includes the benefit of the related party management fee waiver.

During February 2010, the Chairman of the Fund contributed shares of a NYSE listed company having a market value of $320,761 at such time.  The Fund reflected the contribution as an increase in additional paid-in capital.

NOTE 3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2010, there were no purchases or sales of investment securities.  Gross unrealized appreciation amounted to $560,051 and gross unrealized depreciation amounted to $880,973 for the six months ended March 31, 2010.

During Fiscal 2009 Etilize, one of the Fund’s private investment interests was acquired by a foreign company (the “Purchaser”). The purchase price called for three Closing Price Payments from the Purchaser. The First Closing Price Payment was for $355,134, of which the Fund received cash of $275,094 on January 7, 2009, and retains an interest in $80,040 escrowed from sale proceeds. The Second Closing Price Payment is contingent upon earnings before interest and taxes (“EBIT”) of the Purchaser and Etilize for the fiscal years ending December 31, 2009 and 2010. Based on the contingent nature of this payment, with no minimum payment defined, the Fund did not recognize any gain under the Second Closing Price Payment. The Third Closing Price Payment established a minimum payout to the Fund of $341,200, and is expected to be paid in 2013. At March 31, 2010, the Fund has cumulatively recognized a fair market value receivable of $307,721 attributable to the 2013 expected payment, and has an unamortized discount balance of $33,115 remaining at March 31, 2010, reducing the maturity value to its reported estimated fair market value at March 31, 2010.  The rate initially used in establishing the discount was 3.5%, and has not been modified.

NOTE 4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Investments in securities are carried at market value or fair value, where market quotations are not readily available.

Fair value determinations are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy
Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets (e.g., exchange-traded securities).  An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – include quoted prices for identical assets in markets that are not active (e.g., thinly traded securities), quoted prices for similar assets (e.g., restricted securities, private investments in public companies, etc.) or market inputs other than directly observable quoted price.  These “other market inputs” are often used in conjunction with valuation models and include interest rates, yield curves, prepayment speeds, default rates and other market-corroborated inputs.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Level 3 Inputs – valuations are based on unobservable inputs, which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by the public domain.

A summary of the inputs used at March 31, 2010 in valuing each of the Fund’s assets and liabilities were:

	Level 1 – Quoted prices	Level 2- Other Significant Observable Inputs **	Level 3- Significant Unobservable Inputs	Total Fair Market Value at March 31, 2010
Marketable Securities:
American Vantage Companies	$--	$53,144	$--	$53,144
Bridgepoint Education	540,760	--	--	540,760
Enzo Biochem, Inc.	4,205,548	--	--	4,205,548
Keryx Biopharmaceuticals, Inc.	234,270	--	--	234,270
Mimedx Group Inc.	-	313,964	--	313,964
Silverstar Holdings Ltd	93	--	--	93

Total Investment in Marketable Securities	$4,980,671	$367,108	$--	5,347,779

Private Investments:
Lifesync Holdings, Inc. (GMP)	$---	$---	$--	$--
Corente Inc.	--	--	--	--
Surgivision Inc. Series A Pfd	--	--	450,000	450,000
GFK AG 3rd Closing Price Receivable	--	--	307,721	307,721
	--	--
Total Private Investments	$--	$--	$757,721	$757,721

** For Level 2 securities, management has applied a 20% discount against the available quoted market price in its fair market value determination.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the six month period ended March 31, 2010:

	Beginning Balance September 30, 2009	Net Purchases (Sales and Settlements	Accrued Discounts	Total Realized Gain (Loss) on amortization of discount	Total Change In Unrealized Appreciation/ Depreciation	Transfers And/or out Of Level 3	Ending Balance March 31, 2010
LifeSync Holdings, Inc. (GMP)	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Corente, Inc.	-	-	-	-	-	-	-

Surgivision Inc. Series A Pfd	300,000	-	-	-	150,000	-	450,000

Etilize	-	-

GFK AG 3rd Closing Price Receivable	302,487	-	-	5,234	-	-	307,721

	$602,487	$ -	$ -	$ 5,234	$ 150,000	$ -	$757,721

NOTE 5.  CONCENTRATIONS OF CREDIT RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

Within recent fiscal years, the Fund has borrowed funds for operations with its investment portfolio collateralizing the debt.  The Fund’s current and continuing plans include the consideration of other various alternative means of generating cash flow with its investments possibly securing such activity. If such collateralized arrangements should occur, the Fund’s management will directly control the power and authority to assign, hypothecate, pledge or otherwise dispose of the underlying investment securities. As at March 31, 2010, and through the date of this filing, the Fund has not entered into any of these alternative methods of generating cash flow.  Such potential future borrowings would also be governed and limited by existing asset coverage requirements, all as dictated under the Investment Company Act of 1940, at such time.  With the potential for increases of such leverage utilized by the Fund in future fiscal periods, opportunities may be enhanced, but certain risks would be created, including a higher volatility of the net asset value of the Fund’s common stock and potentially higher volatility in its market value.  If monies are potentially borrowed by the Fund, creditors would have a fixed dollar claim on the Fund’s assets and income, which is prior to any claim on the Fund’s assets and income by its stockholders.  Therefore, any relative decline in the value of the Fund’s assets or the income it receives, in such future fiscal periods, may cause the net asset value of the Fund’s stock and any income available to it to decline more sharply than if there were no such prior claims.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 6.  INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of the end of the reporting period, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At March 31, 2010, all deferred tax assets have been fully reserved through the valuation allowance. The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2010, the Fund has had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Fund currently has no federal or state tax examinations in progress. All of the Fund’s tax years are subject to federal, state and local tax examinations subject to the applicable jurisdictions’ related statutes of limitations.

NOTE 7. CONTINGENCIES

On August 7, 2009, the Fund received a letter from NYSE Amex LLC (“NYSE Amex”) which is the exchange on which the Fund is listed. The letter indicated that the Fund was not in compliance with continued listing requirements set forth in: (1) Section 1003(a)(ii) of the NYSE Amex Company Guide (related to stockholders’ equity of less than $4,000,000 and losses from continued operations and net losses in three of the Fund’s four most recent fiscal years); (2) Section 1003(a)(iii) of the Company Guide (related to stockholders’ equity of less than $6,000,000 and losses from continued operations and net losses in the Fund’s five most recent fiscal years); and (3) Section 1003(b)(v)(A) of the Company Guide (related to total market value of publicly held shares and net assets of less than $5,000,000 for more than 60 consecutive days).

The Fund had supplied the NYSE Amex with information (the “Plan”) which was deemed to be a reasonable demonstration of the Fund’s ability to regain compliance with the above referenced Sections of the Company Guide.

On March 3, 2010 the NYSE Amex Staff (“Staff”) acknowledged that the Fund’s net assets met the $5,000,000 requirement under Section 1003(b)(v)(A) of the Company Guide by the deadline of February 8, 2010, but that the Fund remains non-compliant with the stockholders’ equity requirements under Section 1003 of the Company Guide.

The Staff will continue to monitor the Fund’s compliance with the continued listing standards in Section 1003 of the Exchange.  As provided in Section 1009(f) of the Exchange Guide, if, prior to February 7, 2011, which is the end of the Plan Period (“Plan Period” - a period that commenced February 8, 2010 and runs for a 12 month period terminating February 7, 2011, as determined and set forth in accordance with the provisions of Section 1009(f)), the Fund is able to demonstrate compliance with the continued listing standards for a period of two consecutive quarters, the Staff will deem the Plan Period over.  However, if the Fund cannot demonstrate compliance over the next two quarters, the Plan Period will remain open and the Staff will continue to monitor the Fund throughout the Plan Period, which the Staff previously determined to be no later than February 7, 2011.  At any time during the Plan Period, the Staff may initiate delisting proceedings based on its evaluation of the Fund.  In the event the Fund does not comply with all continued listing standards as of February 7, 2011, the Staff has stated that it will promptly initiate delisting procedures.

NOTE 8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 21, 2010, the date the financial statements were available to be issued.

ENGEX, INC.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

    Six Months                      Six Months
    Ended                                Ended
    March 31,                                March 31,                                Years Ended September 30,
	2010	2009	2009	2008	2007	2006
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$3.84	$5.26	$5.26	$6.05	$5.79	$8.84

Income from investment operations:

Net investment income (loss)	(0.09)	(0.12)	(0.20)	(0.30)	(0.45)	(0.44)

Net realized and unrealized gain (loss) on investment transactions	(0.20)	(3.55)	(2.11)	(0.70)	0.40	(2.61)

Total from investment operations	(0.28)	(3.67)	(2.31)	(1.00)	(0.05)	(3.05)

Increase in net asset value due to conversion of debt to capital stock	-	-	-	-	0.31	-

Assets contributed by shareholders	0.20	0.66	0.67	0.21	-	-

Additional shares issued to shareholder	-	-	0.22	-	-	-

Total increase (decrease) in net asset value for the period	(0.08)	(3.01)	(1.42)	(0.79)	0.26	(3.05)

Net asset value – end of period	$3.76	$2.25	$3.84	$5.26	$6.05	$5.79

Number of shares outstanding at end of period	1,626,938	1,465,837	1,626,938	1,465,837	1,465,837	977,223

Market value at end of period	4.55	1.80	5.38	5.28	5.85	7.55

Average debt per share	-	0.69	-	1.32	2.43	5.56

Ratios:
Expense to average net assets	2.69%	5.51%	8.97%*	5.42%	6.16%	6.87%
Net investment income (loss) to average net assets	(2.75%)	(4.58%)	(8.12%)*	(5.45%)	(6.14%)	(6.37%)
Portfolio turnover	0.00%	9.34%	0.55%	17.03%	5.47%	0.00%

Total Return (a)	(15.42%)	(68.9%)	1.89%	(9.74%)	(22.52%)	(28.44%)

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

ENGEX, INC.

SUPPLEMENTAL INFORMATION

Board Approval of Investment Advisory Agreement

At its meeting held on January 7, 2010, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the Agreement between the Fund and Advisors.  In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by Advisors.

In addition to discussing Advisors’ capabilities with management of Advisors, the Directors received materials provided by Lipper, Inc. (“Lipper”) comparing the Fund’s expenses and performance with other similar funds determined by Lipper to be comparable to the Fund.  In addition, the Directors received from Fund counsel a memorandum discussing the legal standards for their consideration of the Agreement.  In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors.  The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by Advisors.

With respect to the nature, extent and quality of the advisory services provided by Advisors, it was noted that the Fund was the only entity utilizing Advisors’ services and that it was the smallest fund in the expense group provided by Lipper in its customized report, making it difficult to make direct comparisons given the fixed expenses incurred and minimum services that must be provided in managing the Fund.  The Directors determined that Advisors’ general investment philosophy had not changed and concluded that, because of the size of the Fund and the likelihood that another adviser would be unwilling to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser.  Based on this review, the Directors concluded that retaining Advisors would be most appropriate for the Fund.

In assessing the fee to be paid by the Fund, the Directors noted that the Fund was equal to the median with respect to the contractual fees charged to the Lipper comparison group and below the medium of actual management fees paid by the Lipper comparison group.  It was also noted that the Fund ranked first in the Lipper expense group of five companies comparing actual management fees, and that its ranking had improved from previous years.  The Directors considered Advisor’s willingness to waive advisory fees in order to reduce expenses. The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is, therefore, taxed as a corporation.  The Directors concluded that because the Fund was significantly smaller than any other fund in the comparative group, evaluating the Fund with respect to the other funds was of minimal relevance.

The Directors also considered the Fund’s performance for the quarter ended September 30, 2009, and the one-, three- and five-year periods ended September 30, 2009.  The Directors noted that performance was unfavorable for the one-year, three-year and five-year periods when measured against the Lipper performance group, ranking in the fourth and fifth quintiles, but ranked in the first quintile for the latest quarter.  The Directors recognized that the Fund was unique in that approximately 65% of the value of its portfolio was comprised of the securities of one issuer.

The Directors noted that even though Advisors was financially sound, it generally did not make a profit from the fees paid by the Fund.  They also noted that since common management by Advisors was not shared with other funds, it was difficult for  Advisors to realize economies of scale and that, as a closed-end fund, the Fund’s assets would not grow.

Based on its evaluation of all materials factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

ENGEX, INC

SUPPLEMENTAL INFORMATION

March 31. 2010
Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Directors Considered to be “Interested Persons”
J. Morton Davis, 81	President and Director	Since 1968.	Chairman, President, Director and sole stockholder of D.H. Blair Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None
Dov Perlysky, 47	Director	Since 1999.	Managing member, Nesher, LLC (financial services) .	Pharma-Bio Serv, Inc., Highlands State Bank, Educational Investors Corp.
Directors Considered to be Independent
Jerome Fisch, 83	Director	Since 1975.	Retired.	None
Howard Spindel, 64	Director	Since 2004.	Senior Managing Director, Integrated Management Solutions (consulting).	Pharma-Bio Serv, Inc., Educational Investors Corp.
Leonard Toboroff, 77	Director	Since 1993.	Private Investor: Director/Vice Chair, Allis-Chalmers Energy, Incorporated (oil and gas equipment and services).	NOVT Corporation
Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Directors
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff

Officers
J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

Custodian
Bank of America
100 Federal Street, 17th Floor
Boston, Massachusetts 02110

Transfer Agent
American Stock Transfer & Trust Co.
59 Maiden Lane
New York, New York 10038

Independent Accountants
Raich Ende Malter & Co. LLP
1375 Broadway
New York, New York  10018

Engex, Inc.
44 Wall Street
New York, New York  10005
(212) 495-4200

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a)  Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2010 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)(i)                      Certification of principal executive officer

(a)(2)(ii)                      Certification of principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By     /s/ J. Morton Davis
J. Morton Davis

Date        5/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ J. Morton Davis
J. Morton Davis, President

Date          5/26/2010

By     /s/  Michael Siciliano
Michael Siciliano, Treasurer

Date        5/25/2010

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

 5/26/2010
Date

 /s/ J. Morton Davis
J. Morton Davis
President

ENGEX, INC.

Exhibit (a)(2)

I, Michael Siciliano, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/25/2010
Date

/s/  Michael Siciliano
Michael Siciliano
Treasurer

ENGEX, INC.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2010 of Engex, Inc. (the "Registrant").

I, Michael Siciliano, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

5/25/2010
Date

/s/  Michael Siciliano
Michael Siciliano
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

ENGEX, INC.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2010 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

5/26/2010
Date

 /s/ J. Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.